STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12.	STOCKHOLDERS’ EQUITY

Convertible Preferred Stock

Each issued Series B Convertible Preferred Stock is convertible into 20 shares of common stock and carries a vote of 20 shares of common stock in all matters brought before the shareholders for a vote. On February 7, 2019, the Company converted 383,919 shares of Series B Convertible Preferred Stock to 7,678,380 shares of common stock per the request of the shareholder and pursuant to the stock designation. After the conversion, there remained 53,032 shares of Series B Convertible Preferred Stock outstanding as of June 30, 2020. On January 15, 2021, the Company converted 3,672 shares of Series B Convertible Preferred Stock to 73,440 shares of common stock per the request of the shareholder and pursuant to the stock designation. After conversion, there remain 49,360 shares of Series B Convertible Preferred Stock outstanding as of September 30, 2021.

NOTE 12.	STOCKHOLDERS’ EQUITY

Convertible Preferred Stock

Each issued Series B Convertible Preferred Stock is convertible into 20 shares of common stock and carries a vote of 20 shares of common stock in all matters brought before the shareholders for a vote. On February 7, 2019, the Company converted 383,919 shares of Series B Convertible Preferred Stock to 7,678,380 shares of common stock per the request of the shareholder and pursuant to the stock designation. After the conversion, there remained 53,032 shares of Series B Convertible Preferred Stock outstanding as of June 30, 2020. On January 15, 2021, the Company converted 3,672 shares of Series B Convertible Preferred Stock to 73,440 shares of common stock per the request of the shareholder and pursuant to the stock designation. After conversion, there remain 49,360 shares of Series B Convertible Preferred Stock outstanding as of June 30, 2021.

Stock-based Vendor Compensation

On August 15, 2019 the Company issued 175,000 shares of its common stock, par value $0.001, as partial payment for services to be rendered in connection with an investment banking engagement letter. The fair market value of the shares, as determined by the closing price of CNCG stock listed at $0.87 on the OTCQB exchange on August 15, 2019, was determined to be $152,250. The terms of the engagement provided for an earn-out of the shares over a 6-month period from the effective date of the agreement. Accordingly, the Company released a portion of the shares each month. For the year ended June 30, 2020, the Company incurred an expense of $152,250 attributed to the release of shares due to performance under the engagement. There were no shares issued for services during the year ended June 30, 2021.